Related Party Agreements and Transactions (Receivables from Related Parties) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Receivables - related parties	$ 187	$ 41
MPC [Member]
Related Party Transaction [Line Items]
Receivables - related parties	175	41
Centennial Pipeline Llc [Member]
Related Party Transaction [Line Items]
Receivables - related parties	1	0
MarkWest EMG Jefferson Dry Gas Gathering Company, L.L.C. [Member]
Related Party Transaction [Line Items]
Receivables - related parties	2	0
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Receivables - related parties	4	0
Ohio Gathering
Related Party Transaction [Line Items]
Receivables - related parties	$ 5	$ 0